Commitments and Contingencies Commitments and Contingencies Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Loss Contingencies [Line Items]
Environmental Remediation Insurance Per Occurrence	$ 10
Accrual for Environmental Loss Contingencies	$ 18